PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.                       PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2011	2012
	$	$
Leasehold improvements	10,701,079	7,597,453
Office equipment	5,119,176	4,340,295
Furniture	3,865,365	6,219,825
Vehicles	627,319	628,856
Buildings	—	37,728,128
Construction in progress	34,645,798	551,552
	54,958,737	57,066,109
Less: accumulated depreciation	(11,722,144)	(10,538,052)
	43,236,593	46,528,057

Depreciation expense was $4,119,877, $3,860,658 and $3,568,804 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group’s logistic center and warehouse in Wujiang, Jiangsu Province has completed construction and was put into use in 2012. The Group is currently in the process of obtaining title certificate of the relevant building.

The Group suffered a continuous loss for the two years ended December 31, 2012, as the result of the increasingly fierce competition in B2C industry. The Group believes the continuing loss and the change in the business environment are indicators of possible impairment in its long-lived assets and therefore performed an impairment analysis for each of its individual asset groups as of December 31, 2012. As a result of the impairment test, the Group recognized an impairment charge on its property and equipment of $1,194,353 and on its software of $111,274 related to its Internet Platform asset group, after consideration of the Company’s plan to dispose certain IT equipment related to the change in control of the M18.com website from Mecox Lane to the Company’s joint venture, effective on January 1, 2013 (See Note 17). The long-lived assets were written down to their fair value, which was calculated as the expected proceeds from disposal based on expected scrape value. The impairment is recorded in the Internet Platform segment.

In addition, the Company recorded an impairment charge on its leasehold improvements of $81,870 and $379,041 for the year ended December 31, 2011 and 2012, respectively, after consideration of the closing plan of each directly operated stores based on forecasted financial performance of each store. Such impairment has been recorded in the directly operated store segment. The Company utilized the income approach valuation method (level 3). The carrying amount of leasehold improvements were written down to zero due to negative undiscounted cash flow forecasted for respective store.